Selling, general and administrative expenses - Narrative (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Other long-term employee benefits	SFr 182.0	SFr 131.4
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortisation expense	55.6	44.0
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	SFr 5.1	SFr 4.4